Contingencies - Additional Information (Details) - USD ($)	Jan. 20, 2022	Jun. 19, 2019	Aug. 10, 2021	Apr. 13, 2020	Feb. 03, 2020
Damages and attorney's fees		$ 13,500,000.00
Number of shares refused to release		1,320,359
Assets acquired through foreclosure in credit bid					$ 582,000
Cash paid through Equity			$ 197,500
Cash paid			197,500
Cash paid by Insurance company			$ 170,000
ADOMANI, INC. [Member]
Damages and attorney's fees		$ 13,500,000.00
Number of shares refused to release		1,320,359
Assets acquired through foreclosure in credit bid				$ 582,000	$ 582,000
ADOMANI, INC. [Member] | Subsequent Event [Member] | Brooks And Mollick Action [Member]
Payment of accrued penalties and fines	$ 50,000
Stock issued during the period shares settlement of litigation claims	125,000